Note 18 - Commitments and Contingencies (Table)	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies Disclosure [Abstract]
Minimum payments related to operating leases [Table Text Block]

2011	10,645
2012	9,511
2013	7,622
2014	6,232
2015	3,481
2016 and thereafter	10,587

Minimum operating lease payment commitments	48,078

Accruals in amounts to provide for losses that are considered probable and reasonably estimable, by type of claims [Table Text Block]

	As of December 31,
	2010	2009
Labor claims	119	71
Tax claims	361	94
Civil claims	214	272
Commercials claims and other contingencies	66	63
Total	760	500
Current contingencies	-	(31)
Long-term contingencies	760	469